Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SPDR® SERIES TRUST
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF (the “Fund”)
Supplement dated April 3, 2025 to the Prospectus, Summary Prospectus, and Statement of Additional Information
(“SAI”), each dated October 31, 2024, as may be supplemented from time to time
Effective June 1, 2025 (the “Effective Date”), the Fund’s benchmark index will change. Accordingly, as of the Effective Date:

1.
All references to the Fund’s name and benchmark index in the Prospectus, Summary Prospectus and SAI (except for the benchmark index in the Average Annual Total Return Table in the Prospectus and Summary Prospectus) are deleted and replaced as follows:

Current Fund Name	Current Benchmark Index	New Fund Name	New Benchmark Index
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	Bloomberg Municipal Yield Index	SPDR Nuveen ICE High Yield Municipal Bond ETF	ICE US Select High Yield Crossover Municipal Index

2.	The third and fourth paragraphs in “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” section in the Fund’s Prospectus and Summary Prospectus are deleted and replaced with the following:
The Index is market capitalization-weighted and designed to measure the performance of lower-rated (A3/A+ or lower) and unrated U.S. dollar-denominated tax‑exempt debt publicly issued in the U.S. domestic market by U.S. states, U.S. territories and their political subdivisions. Bonds included in the Index may include private activity bonds, which are typically issued by or on behalf of local or state governments for the purpose of financing the project of a private user.
The Index is a blend of the following indices: (i) 70% ICE Core High Yield & Unrated Municipal Index; (ii) 20% ICE 1+ Year BBB AMT‑Free Broad National Municipal Index; and (iii) 10% ICE 1+ Year Single‑A AMT‑Free Broad National Municipal Index. Constituents of the ICE Core High Yield & Unrated Municipal Index must be non‑rated or rated below investment grade (Ba1/BB+ or lower) by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s (“S&P”) and Fitch Ratings Inc. (“Fitch”) (if rated by all three agencies, two of the three ratings must be Ba1/BB+ or lower; if rated by two agencies, the lowest rating must be Ba1/BB+ or lower; and if rated by a single agency, the security must be rated Ba1/BB+ or lower), have at least a $3 million currently outstanding face value, be issued as part of a deal with an original offering size of at least $15 million, and have a remaining term to final maturity of at least one year. Constituents of the ICE 1+ Year BBB AMT‑Free Broad National Municipal Index must be rated Baa3, Baa2, or Baa1 by Moody’s or BBB‑, BBB, or BBB+ by S&P or Fitch (based on the middle rating of the three agencies), have at least a $10 million currently outstanding face value, be issued as part of a deal with an original offering size of at least $100 million, and have a remaining term to final maturity of at least one year. Constituents of the ICE 1+ Year Single‑A AMT‑Free Broad National Municipal Index must be rated A3, A2, or A1 by Moody’s or A‑, A, or A+ by S&P or Fitch, (based on the middle rating of the three agencies) have at least a $10 million currently outstanding face value, be issued as part of a deal with an original offering size of at least $100 million, and have a remaining term to final maturity of at least one year.
Only fixed-rate coupon bonds (including zero coupon bonds) are eligible for inclusion in the Index. Securities included in the Index may include when-issued securities. Private placements, variable rate demand obligations, securities in legal default, floating rate debt, municipal commercial paper, and debt issued under the municipal liquidity facility are excluded from the Index. The Index is rebalanced and reconstituted on the last calendar day of each month. As of March 31, 2025, there were 15,344 securities in the Index.
The Index is sponsored by ICE Data Indices, LLC (the “Index Provider”), which is not affiliated with the Fund, the Adviser or the Sub‑Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

3.	The “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Fund’s Prospectus and Summary Prospectus is updated to add the following risk as a principal risk of the Fund.
Zero-Coupon Bond Risk: Zero-coupon bonds usually trade at a deep discount from their face or par values and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities that make current distributions of interest.
SPDR® SERIES TRUST
SPDR Nuveen Bloomberg Short Term Municipal Bond ETF
(the “Fund”)
Supplement dated April 3, 2025 to the Prospectus, Summary Prospectus, and Statement of Additional Information
(“SAI”), each dated October 31, 2024, as may be supplemented from time to time
Effective June 1, 2025 (the “Effective Date”), the Fund’s name, benchmark index and principal investment strategy will change. Accordingly, as of the Effective Date:

1.
All references to the Fund’s name and benchmark index in the Prospectus, Summary Prospectus and SAI (except for the benchmark index in the Average Annual Total Return Table in the Prospectus and Summary Prospectus) are deleted and replaced as follows:

Current Fund Name	Current Benchmark Index	New Fund Name	New Benchmark Index
SPDR Nuveen Bloomberg Short Term Municipal Bond ETF	Bloomberg Managed Money Municipal Short Term Index	SPDR Nuveen ICE Short Term Municipal Bond ETF	ICE 1‑5 Year AMT‑Free US Select Municipal Index

2.	The third and fourth paragraphs in “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” section in the Fund’s Prospectus and Summary Prospectus are deleted and replaced with the following:
The Index is designed to track the performance of U.S. dollar denominated investment grade, short-term tax‑exempt debt publicly issued by U.S. states and territories, and their political subdivisions, in the U.S. domestic market. The Index includes state and local general obligation bonds, revenue bonds, pre‑refunded bonds, and insured bonds. A general obligation bond is secured by the full faith and credit of its issuer. A revenue bond is payable from a specific source of revenue. A pre‑refunded bond is a revenue bond that the issuer has allocated funds to fully retire. An insured bond is protected from issuer default or rating downgrade by an insurance company. The Index also includes municipal lease obligations, which are securities issued by state and local governments and authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in a lease or contract.
The Index is a rules-based, market-capitalization weighted index engineered for the tax‑exempt bond market. All bonds in the Index must be U.S. dollar denominated and have an average rating of Baa3/BBB‑ or higher by the following statistical ratings agencies: Moody’s Investors Service, Inc., S&P Global Ratings and Fitch Ratings Inc. In addition, to be included in the Index, a security must (i) not be subject to alternative minimum tax; (ii) have a fixed coupon schedule; (iii) have a remaining term to final maturity between 1 and 5 years; (iv) have at least 18 months to final maturity at the time of issuance; and (v) meet the following minimum size requirements: (a) have a minimum current amount outstanding of $5 million for bonds with an initial term to final maturity of less than 3 years; (b) have a minimum current amount outstanding of $7 million for bonds with an initial term to final maturity of 3 to 15 years; and (c) have a minimum current amount outstanding of $10 million for bonds with an initial term to final maturity of 15 or more years. Securities included in the Index may include when-issued securities and zero‑coupon bonds. Secondarily insured bonds, Rule 144A bonds, bonds issued under the municipal liquidity facility or a municipal commercial paper program are excluded from the Index. In addition, the Index excludes health bonds, single-family housing bonds, multi-family housing bonds, and tobacco bonds, as well as bonds issued for purposes of charter schools, prepaid gas or electric contracts, for‑profit industrial development, or pollution control. The Index is rebalanced and reconstituted monthly on the last calendar day of the month. As of March 31, 2025, there were 13.623 securities in the Index.
The Index is sponsored by ICE Data Indices, LLC (the “Index Provider”), which is not affiliated with the Fund, the Adviser or the Sub‑Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

3.	The “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Fund’s Prospectus and Summary Prospectus is updated to add the following risk as a principal risk of the Fund.
Zero-Coupon Bond Risk: Zero-coupon bonds usually trade at a deep discount from their face or par values and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities that make current distributions of interest.
SPDR® SERIES TRUST
SPDR Nuveen Bloomberg Municipal Bond ETF
(the “Fund”)
Supplement dated April 3, 2025 to the Prospectus, Summary Prospectus, and Statement of Additional Information
(“SAI”), each dated October 31, 2024, as may be supplemented from time to time
Effective June 1, 2025 (the “Effective Date”), the Fund’s name, benchmark index and principal investment strategy will change. Accordingly, as of the Effective Date:

1.
All references to the Fund’s name and benchmark index in the Prospectus, Summary Prospectus and SAI (except for the benchmark index in the Average Annual Total Return Table in the Prospectus and Summary Prospectus) are deleted and replaced as follows:

Current Fund Name	Current Benchmark Index	New Fund Name	New Benchmark Index
SPDR Nuveen Bloomberg Municipal Bond ETF	Bloomberg Municipal Managed Money 1‑25 Years Index	SPDR Nuveen ICE Municipal Bond ETF	ICE AMT‑Free US Select Municipal Index

2.	The third, fourth and fifth paragraphs in “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” section in the Fund’s Prospectus and Summary Prospectus are deleted and replaced with the following:
The Index is designed to track the performance of U.S. dollar denominated investment grade tax‑exempt debt publicly issued by U.S. states and territories, and their political subdivisions, in the U.S. domestic market. The Index includes state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds. A general obligation bond is secured by the full faith and credit of its issuer. A revenue bond is payable from a specific source of revenue. A pre‑refunded bond is a revenue bond that the issuer has allocated funds to fully retire. An insured bond is protected from issuer default or rating downgrade by an insurance company. The Index also includes municipal lease obligations, which are securities issued by state and local governments and authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in a lease or contract.
The Index is a rules-based, market-capitalization weighted index engineered for the tax‑exempt bond market. All bonds in the Index must be U.S. dollar denominated and have an average rating of Baa3/BBB‑ or higher by the following statistical ratings agencies: Moody’s Investors Service, Inc., S&P Global Ratings, and Fitch Ratings Inc. In addition, to be included in the Index, a security must (i) not be subject to alternative minimum tax; (ii) have a fixed coupon schedule; (iii) have at least one year remaining term to final maturity; (iv) have at least 18 months to final maturity at the time of issuance; and (v) meet the following minimum size requirements: (a) have a minimum current amount outstanding of $5 million for bonds with an initial term to final maturity of less than 3 years; (b) have a minimum current amount outstanding of $7 million for bonds with an initial term to final maturity of 3 to 15 years; and (c) have a minimum current amount outstanding of $10 million for bonds with an initial term to final maturity of 15 or more years . Securities included in the Index may include when-issued securities and zero‑coupon bonds. Secondarily insured bonds, Rule 144A bonds, bonds issued under the municipal liquidity facility or a municipal commercial paper program are excluded from the Index. In addition, the Index excludes health bonds, single-family housing bonds, multi-family housing bonds, and tobacco bonds, as well as bonds issued for purposes of charter schools, prepaid gas or electric contracts, for-profit industrial development, or pollution control. The Index is rebalanced and reconstituted monthly on the last calendar day of the month. As of March 31, 2025, there were 53,743 securities in the Index.
The Index is sponsored by ICE Data Indices, LLC (the “Index Provider”), which is not affiliated with the Fund, the Adviser or the Sub‑Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

3.	The “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Fund’s Prospectus and Summary Prospectus is updated to add the following risk as a principal risk of the Fund.
Zero-Coupon Bond Risk: Zero-coupon bonds usually trade at a deep discount from their face or par values and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities that make current distributions of interest.

SPDR(R) Nuveen Bloomberg High Yield Municipal Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SPDR® SERIES TRUST
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF (the “Fund”)
Supplement dated April 3, 2025 to the Prospectus, Summary Prospectus, and Statement of Additional Information
(“SAI”), each dated October 31, 2024, as may be supplemented from time to time
Effective June 1, 2025 (the “Effective Date”), the Fund’s benchmark index will change. Accordingly, as of the Effective Date:

1.
All references to the Fund’s name and benchmark index in the Prospectus, Summary Prospectus and SAI (except for the benchmark index in the Average Annual Total Return Table in the Prospectus and Summary Prospectus) are deleted and replaced as follows:

Current Fund Name	Current Benchmark Index	New Fund Name	New Benchmark Index
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	Bloomberg Municipal Yield Index	SPDR Nuveen ICE High Yield Municipal Bond ETF	ICE US Select High Yield Crossover Municipal Index

2.	The third and fourth paragraphs in “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” section in the Fund’s Prospectus and Summary Prospectus are deleted and replaced with the following:
The Index is market capitalization-weighted and designed to measure the performance of lower-rated (A3/A+ or lower) and unrated U.S. dollar-denominated tax‑exempt debt publicly issued in the U.S. domestic market by U.S. states, U.S. territories and their political subdivisions. Bonds included in the Index may include private activity bonds, which are typically issued by or on behalf of local or state governments for the purpose of financing the project of a private user.
The Index is a blend of the following indices: (i) 70% ICE Core High Yield & Unrated Municipal Index; (ii) 20% ICE 1+ Year BBB AMT‑Free Broad National Municipal Index; and (iii) 10% ICE 1+ Year Single‑A AMT‑Free Broad National Municipal Index. Constituents of the ICE Core High Yield & Unrated Municipal Index must be non‑rated or rated below investment grade (Ba1/BB+ or lower) by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s (“S&P”) and Fitch Ratings Inc. (“Fitch”) (if rated by all three agencies, two of the three ratings must be Ba1/BB+ or lower; if rated by two agencies, the lowest rating must be Ba1/BB+ or lower; and if rated by a single agency, the security must be rated Ba1/BB+ or lower), have at least a $3 million currently outstanding face value, be issued as part of a deal with an original offering size of at least $15 million, and have a remaining term to final maturity of at least one year. Constituents of the ICE 1+ Year BBB AMT‑Free Broad National Municipal Index must be rated Baa3, Baa2, or Baa1 by Moody’s or BBB‑, BBB, or BBB+ by S&P or Fitch (based on the middle rating of the three agencies), have at least a $10 million currently outstanding face value, be issued as part of a deal with an original offering size of at least $100 million, and have a remaining term to final maturity of at least one year. Constituents of the ICE 1+ Year Single‑A AMT‑Free Broad National Municipal Index must be rated A3, A2, or A1 by Moody’s or A‑, A, or A+ by S&P or Fitch, (based on the middle rating of the three agencies) have at least a $10 million currently outstanding face value, be issued as part of a deal with an original offering size of at least $100 million, and have a remaining term to final maturity of at least one year.
Only fixed-rate coupon bonds (including zero coupon bonds) are eligible for inclusion in the Index. Securities included in the Index may include when-issued securities. Private placements, variable rate demand obligations, securities in legal default, floating rate debt, municipal commercial paper, and debt issued under the municipal liquidity facility are excluded from the Index. The Index is rebalanced and reconstituted on the last calendar day of each month. As of March 31, 2025, there were 15,344 securities in the Index.
The Index is sponsored by ICE Data Indices, LLC (the “Index Provider”), which is not affiliated with the Fund, the Adviser or the Sub‑Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

3.	The “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Fund’s Prospectus and Summary Prospectus is updated to add the following risk as a principal risk of the Fund.
Zero-Coupon Bond Risk: Zero-coupon bonds usually trade at a deep discount from their face or par values and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities that make current distributions of interest.

SPDR(R) Nuveen Bloomberg Short Term Municipal Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SPDR® SERIES TRUST
SPDR Nuveen Bloomberg Short Term Municipal Bond ETF
(the “Fund”)
Supplement dated April 3, 2025 to the Prospectus, Summary Prospectus, and Statement of Additional Information
(“SAI”), each dated October 31, 2024, as may be supplemented from time to time
Effective June 1, 2025 (the “Effective Date”), the Fund’s name, benchmark index and principal investment strategy will change. Accordingly, as of the Effective Date:

1.
All references to the Fund’s name and benchmark index in the Prospectus, Summary Prospectus and SAI (except for the benchmark index in the Average Annual Total Return Table in the Prospectus and Summary Prospectus) are deleted and replaced as follows:

Current Fund Name	Current Benchmark Index	New Fund Name	New Benchmark Index
SPDR Nuveen Bloomberg Short Term Municipal Bond ETF	Bloomberg Managed Money Municipal Short Term Index	SPDR Nuveen ICE Short Term Municipal Bond ETF	ICE 1‑5 Year AMT‑Free US Select Municipal Index

2.	The third and fourth paragraphs in “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” section in the Fund’s Prospectus and Summary Prospectus are deleted and replaced with the following:
The Index is designed to track the performance of U.S. dollar denominated investment grade, short-term tax‑exempt debt publicly issued by U.S. states and territories, and their political subdivisions, in the U.S. domestic market. The Index includes state and local general obligation bonds, revenue bonds, pre‑refunded bonds, and insured bonds. A general obligation bond is secured by the full faith and credit of its issuer. A revenue bond is payable from a specific source of revenue. A pre‑refunded bond is a revenue bond that the issuer has allocated funds to fully retire. An insured bond is protected from issuer default or rating downgrade by an insurance company. The Index also includes municipal lease obligations, which are securities issued by state and local governments and authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in a lease or contract.
The Index is a rules-based, market-capitalization weighted index engineered for the tax‑exempt bond market. All bonds in the Index must be U.S. dollar denominated and have an average rating of Baa3/BBB‑ or higher by the following statistical ratings agencies: Moody’s Investors Service, Inc., S&P Global Ratings and Fitch Ratings Inc. In addition, to be included in the Index, a security must (i) not be subject to alternative minimum tax; (ii) have a fixed coupon schedule; (iii) have a remaining term to final maturity between 1 and 5 years; (iv) have at least 18 months to final maturity at the time of issuance; and (v) meet the following minimum size requirements: (a) have a minimum current amount outstanding of $5 million for bonds with an initial term to final maturity of less than 3 years; (b) have a minimum current amount outstanding of $7 million for bonds with an initial term to final maturity of 3 to 15 years; and (c) have a minimum current amount outstanding of $10 million for bonds with an initial term to final maturity of 15 or more years. Securities included in the Index may include when-issued securities and zero‑coupon bonds. Secondarily insured bonds, Rule 144A bonds, bonds issued under the municipal liquidity facility or a municipal commercial paper program are excluded from the Index. In addition, the Index excludes health bonds, single-family housing bonds, multi-family housing bonds, and tobacco bonds, as well as bonds issued for purposes of charter schools, prepaid gas or electric contracts, for‑profit industrial development, or pollution control. The Index is rebalanced and reconstituted monthly on the last calendar day of the month. As of March 31, 2025, there were 13.623 securities in the Index.
The Index is sponsored by ICE Data Indices, LLC (the “Index Provider”), which is not affiliated with the Fund, the Adviser or the Sub‑Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

3.	The “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Fund’s Prospectus and Summary Prospectus is updated to add the following risk as a principal risk of the Fund.
Zero-Coupon Bond Risk: Zero-coupon bonds usually trade at a deep discount from their face or par values and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities that make current distributions of interest.

SPDR(R) Nuveen Bloomberg Municipal Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SPDR® SERIES TRUST
SPDR Nuveen Bloomberg Municipal Bond ETF
(the “Fund”)
Supplement dated April 3, 2025 to the Prospectus, Summary Prospectus, and Statement of Additional Information
(“SAI”), each dated October 31, 2024, as may be supplemented from time to time
Effective June 1, 2025 (the “Effective Date”), the Fund’s name, benchmark index and principal investment strategy will change. Accordingly, as of the Effective Date:

1.
All references to the Fund’s name and benchmark index in the Prospectus, Summary Prospectus and SAI (except for the benchmark index in the Average Annual Total Return Table in the Prospectus and Summary Prospectus) are deleted and replaced as follows:

Current Fund Name	Current Benchmark Index	New Fund Name	New Benchmark Index
SPDR Nuveen Bloomberg Municipal Bond ETF	Bloomberg Municipal Managed Money 1‑25 Years Index	SPDR Nuveen ICE Municipal Bond ETF	ICE AMT‑Free US Select Municipal Index

2.	The third, fourth and fifth paragraphs in “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” section in the Fund’s Prospectus and Summary Prospectus are deleted and replaced with the following:
The Index is designed to track the performance of U.S. dollar denominated investment grade tax‑exempt debt publicly issued by U.S. states and territories, and their political subdivisions, in the U.S. domestic market. The Index includes state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds. A general obligation bond is secured by the full faith and credit of its issuer. A revenue bond is payable from a specific source of revenue. A pre‑refunded bond is a revenue bond that the issuer has allocated funds to fully retire. An insured bond is protected from issuer default or rating downgrade by an insurance company. The Index also includes municipal lease obligations, which are securities issued by state and local governments and authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in a lease or contract.
The Index is a rules-based, market-capitalization weighted index engineered for the tax‑exempt bond market. All bonds in the Index must be U.S. dollar denominated and have an average rating of Baa3/BBB‑ or higher by the following statistical ratings agencies: Moody’s Investors Service, Inc., S&P Global Ratings, and Fitch Ratings Inc. In addition, to be included in the Index, a security must (i) not be subject to alternative minimum tax; (ii) have a fixed coupon schedule; (iii) have at least one year remaining term to final maturity; (iv) have at least 18 months to final maturity at the time of issuance; and (v) meet the following minimum size requirements: (a) have a minimum current amount outstanding of $5 million for bonds with an initial term to final maturity of less than 3 years; (b) have a minimum current amount outstanding of $7 million for bonds with an initial term to final maturity of 3 to 15 years; and (c) have a minimum current amount outstanding of $10 million for bonds with an initial term to final maturity of 15 or more years . Securities included in the Index may include when-issued securities and zero‑coupon bonds. Secondarily insured bonds, Rule 144A bonds, bonds issued under the municipal liquidity facility or a municipal commercial paper program are excluded from the Index. In addition, the Index excludes health bonds, single-family housing bonds, multi-family housing bonds, and tobacco bonds, as well as bonds issued for purposes of charter schools, prepaid gas or electric contracts, for-profit industrial development, or pollution control. The Index is rebalanced and reconstituted monthly on the last calendar day of the month. As of March 31, 2025, there were 53,743 securities in the Index.
The Index is sponsored by ICE Data Indices, LLC (the “Index Provider”), which is not affiliated with the Fund, the Adviser or the Sub‑Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

3.	The “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Fund’s Prospectus and Summary Prospectus is updated to add the following risk as a principal risk of the Fund.
Zero-Coupon Bond Risk: Zero-coupon bonds usually trade at a deep discount from their face or par values and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities that make current distributions of interest.